Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets
Property, plant and equipment	$ 97,427	$ 82,078
Deferred tax asset	98	65
Total non-current assets	97,525	82,143
Inventories	9,427	9,175
Prepayments	866	709
Trade and other receivables	6,392	4,962
Cash and cash equivalents	11,187	13,067
	27,872	27,913
Assets held for sale	296
Total current assets	28,168	27,913
Total assets	125,693	110,056
Equity and liabilities
Share capital	55,102	55,102
Reserves	142,790	143,452
Retained loss	(127,429)	(135,287)
Equity attributable to shareholders	70,463	63,267
Non-controlling interests	8,345	5,944
Total equity	78,808	69,211
Liabilities
Provisions	3,309	3,797
Deferred tax liability	23,328	19,620
Long-term portion of term loan facility	5,960
Cash-settled share-based payments	2,090	1,826
Total non-current liabilities	34,687	25,243
Short-term portion of term loan facility		1,486
Trade and other payables	10,051	12,660
Income tax payable	1,538	1,145
Overdraft		311
	11,589	15,602
Liabilities associated with assets held for sale	609
Total current liabilities	12,198	15,602
Total liabilities	46,885	40,845
Total equity and liabilities	$ 125,693	$ 110,056